Related Party Disclosures - Balances in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due from Related Parties	$ 9	$ 12
Due to Related Parties	20	10
SMP
Disclosure of transactions between related parties [line items]
Due from Related Parties	9	12
Due to Related Parties	12	10
MDC General Services Holding Company LLC (recharge of expenses)
Disclosure of transactions between related parties [line items]
Due from Related Parties	0	0
Due to Related Parties	4	0
Mamoura Holdings (US) LLC (consulting service fees)
Disclosure of transactions between related parties [line items]
Due from Related Parties	0	0
Due to Related Parties	$ 4	$ 0